INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year ended December 31,	2018	2017	2016
	$	$	$
Loss for the year before income tax	(41,000)	(302,000)	(274,425)

Expected income tax recovery based on statutory rate	(9,000)	(106,000)	(92,000)
Adjustment to expected income tax benefit:
permanent differences	44,000	(104,000)	200,000
change in taxe rate	5,360,000	210,000	(108,000)
Change in Benefit of tax assets not recognized	(5,395,000)	-	-
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Year ended December 31,	2018	2017
	$	$

Non-capital loss carryforwards	13,330,000	13,483,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	127,000	147,000
Others	264,000	328,000
Total:	$39,261,000	$39,498,000

Schedule of Operating Loss Carryforwards [Table Text Block]
2025	98,000
2026	224,000
2027	1,874,000
2028	3,340,000
2029	406,000
2030	952,000
2031	1,553,000
2032	1,483,000
2033	865,000
2034	667,000
2035	520,000
2036	238,000
2037	276,000
2038	369,000
12,865,000